Lease Assets and Lease Liabilities - Summary of Lease Assets and Liabilities (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure Of Lease Assets And Liabilities [Abstract]
Depreciation	$ (115.8)
December 31, 2019	558.5
December 31, 2019	(688.9)
Less current portion	99.9
Long-term portion	(589.0)
Lease liabilities [member]
Disclosure Of Lease Assets And Liabilities [Abstract]
January 1, 2019	(645.0)
Additions	(64.0)
Acquisitions	(19.1)
Modifications	(42.7)
Accretion of interest	(32.3)
Payments, net of receipts	98.6
Foreign exchange	15.6
December 31, 2019	(688.9)
Less current portion	99.9
Long-term portion	(589.0)
Lease asset [member]
Disclosure Of Lease Assets And Liabilities [Abstract]
January 1, 2019	561.8
Additions	65.5
Acquisitions	19.4
Depreciation	(115.8)
Modifications	42.6
Impairment	(2.0)
Foreign exchange	(13.0)
December 31, 2019	558.5
Long-term portion	558.5
Buildings [member] | Lease asset [member]
Disclosure Of Lease Assets And Liabilities [Abstract]
January 1, 2019	556.6
Additions	63.9
Acquisitions	19.3
Depreciation	(113.2)
Modifications	42.6
Impairment	(2.0)
Foreign exchange	(12.8)
December 31, 2019	554.4
Long-term portion	554.4
Other [member] | Lease asset [member]
Disclosure Of Lease Assets And Liabilities [Abstract]
January 1, 2019	5.2
Additions	1.6
Acquisitions	0.1
Depreciation	(2.6)
Foreign exchange	(0.2)
December 31, 2019	4.1
Long-term portion	$ 4.1